Submission	Jan. 23, 2026
Submission [Line Items]
Central Index Key	0001875994
Registrant Name	XINXU COPPER INDUSTRY TECHNOLOGY LTD
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A